PIMCO Equity Series

Supplement Dated December 23, 2015 to the

RealPathTM Blend Funds Prospectus, dated October 31, 2015,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO RealPathTM Blend Income Fund, PIMCO RealPathTM Blend 2020 Fund, PIMCO RealPathTM Blend 2025 Fund, PIMCO RealPathTM Blend 2030 Fund, PIMCO RealPathTM Blend 2035 Fund, PIMCO RealPathTM Blend 2040 Fund, PIMCO RealPathTM Blend 2045 Fund, PIMCO RealPathTM Blend 2050 Fund and PIMCO RealPathTM Blend 2055 Fund

(each, a “Fund” and collectively, the “Funds”)

Effective December 22, 2015, each of the Funds is jointly managed by Mihir Worah, Rahul Devgon and Graham A. Rennison. Accordingly, effective December 22, 2015, the paragraph in the “Investment Adviser/Portfolio Manager” section of each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Mihir Worah, Rahul Devgon and Graham A. Rennison. Mr. Worah is CIO Real Return and Asset Allocation and a Managing Director of PIMCO, and Messrs. Devgon and Rennison are Senior Vice Presidents of PIMCO. Messrs. Worah, Devgon and Rennison have jointly managed the Fund since December 2015.

Additionally, effective December 22, 2015, disclosure concerning the portfolio managers of the Funds in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO RealPath™ Blend Income	Rahul Devgon	12/15

Senior Vice President, PIMCO. Mr. Devgon is a portfolio manager focusing on asset allocation strategies. Prior to joining PIMCO in 2013, Mr. Devgon was associated with Moore Capital where he traded global macro assets.

PIMCO RealPath™ Blend 2020		12/15

PIMCO RealPath™ Blend 2025		12/15

PIMCO RealPath™ Blend 2030		12/15

PIMCO RealPath™ Blend 2035		12/15

PIMCO RealPath™ Blend 2040		12/15

PIMCO RealPath™ Blend 2045		12/15

PIMCO RealPath™ Blend 2050		12/15

PIMCO RealPath™ Blend 2055		12/15

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO RealPath™ Blend Income	Graham A. Rennison	12/15

Senior Vice President, PIMCO. Mr. Rennison is a member of the quantitative portfolio management group, focusing on multi-asset class systematic strategies. Prior to joining PIMCO in 2011, Mr. Rennison was associated with Barclays Capital and Lehman Brothers, researching and publishing widely on quantitative strategies in the credit markets.

PIMCO RealPath™ Blend 2020		12/15

PIMCO RealPath™ Blend 2025		12/15

PIMCO RealPath™ Blend 2030		12/15

PIMCO RealPath™ Blend 2035		12/15

PIMCO RealPath™ Blend 2040		12/15

PIMCO RealPath™ Blend 2045		12/15

PIMCO RealPath™ Blend 2050		12/15

PIMCO RealPath™ Blend 2055		12/15

PIMCO RealPath™ Blend Income	Mihir Worah	12/15

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he coauthored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has investment experience since 2003 and holds a Ph.D. in theoretical physics from the University of Chicago.

PIMCO RealPath™ Blend 2020		12/15

PIMCO RealPath™ Blend 2025		12/15

PIMCO RealPath™ Blend 2030		12/15

PIMCO RealPath™ Blend 2035		12/15

PIMCO RealPath™ Blend 2040		12/15

PIMCO RealPath™ Blend 2045		12/15

PIMCO RealPath™ Blend 2050		12/15

PIMCO RealPath™ Blend 2055		12/15

Investors Should Retain This Supplement For Future Reference

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